VIA EDGAR
---------

                                                                   June 29, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                           Re:      Comstock Funds, Inc.
                                    (Securities Act File No. 33-40771;
                                    Investment Company Act File No. 811-05502)
                                    POST-EFFECTIVE AMENDMENT NO. 23
                                    -------------------------------------------

Ladies and Gentlemen:

                  On behalf of Comstock Funds, Inc. (the "Fund"), I hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 23 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which, pursuant to Section 310 of Regulation S-T, has been tagged by the Fund's administrator to indicate the changes from the previous amendment No. 22 to the Registration Statement, filed in 2004.


                  If your staff has any questions or comments concerning the Amendment, they should call me at (212) 735-2790.

                                                     Very truly yours,
                                                     /S/ RICHARD T. PRINS

Enclosures

cc:  Bruce Alpert
    Arlene Lonergan